Changes In The Carrying Amount Of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 29, 2012
Goodwill [Line Items]
Beginning Balance	$ 1,595	$ 1,700	$ 1,642
Adjustment for income taxes		10
Foreign currency translation adjustment	2	(1)
Impairment of goodwill		(165)
Goodwill from acquisitions	29	51
Ending Balance	1,626	1,595	1,642
Rigid Open Top
Goodwill [Line Items]
Beginning Balance		682	681
Goodwill from acquisitions		(1)
Ending Balance	681	681	681
Rigid Closed Top
Goodwill [Line Items]
Beginning Balance	819	771	832
Adjustment for income taxes		6
Foreign currency translation adjustment	2	(1)
Goodwill from acquisitions	11	43
Ending Balance	832	819	832
Engineered Materials
Goodwill [Line Items]
Beginning Balance	55	134	89
Adjustment for income taxes		4
Impairment of goodwill		(88)
Goodwill from acquisitions	18	5
Ending Balance	73	55	89
Flexible Packaging
Goodwill [Line Items]
Beginning Balance		113	40
Impairment of goodwill		(77)
Goodwill from acquisitions		4
Ending Balance	$ 40	$ 40	$ 40